PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 96.4%
Corporate Bonds 25.5%
Azerbaijan 0.6%
Southern Gas Corridor CJSC, Gov’t. Gtd. Notes	6.875%	03/24/26		450	$534,258
State Oil Co. of the Azerbaijan Republic, Sr. Unsec’d. Notes	6.950	03/18/30		200	248,704
					782,962
Bahrain 0.5%
Oil & Gas Holding Co. BSCC (The),
Sr. Unsec’d. Notes	7.625	11/07/24		400	445,366
Sr. Unsec’d. Notes	8.375	11/07/28		200	232,131
					677,497
Brazil 1.4%
JSM Global Sarl, Gtd. Notes, 144A	4.750	10/20/30		400	414,327
Petrobras Global Finance BV,
Gtd. Notes	5.093	01/15/30		367	397,454
Gtd. Notes	5.375	10/01/29	GBP	100	152,537
Gtd. Notes	5.600	01/03/31		459	511,749
Gtd. Notes	6.900	03/19/49		150	175,905
Gtd. Notes	7.375	01/17/27		66	80,206

Suzano Austria GmbH, Gtd. Notes	3.750	01/15/31		150	156,438
Vale Overseas Ltd., Gtd. Notes	3.750	07/08/30		90	96,356
					1,984,972
Chile 1.0%
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes	4.875	11/04/44		600	743,702
Sr. Unsec’d. Notes, 144A	4.875	11/04/44		200	247,901

Interchile SA, Sr. Sec’d. Notes, 144A	4.500	06/30/56		200	214,496
VTR Finance NV, Sr. Unsec’d. Notes	6.375	07/15/28		200	212,168
					1,418,267

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
China 1.9%
Agile Group Holdings Ltd., Sr. Sec’d. Notes	6.050%	10/13/25	200	$190,321
CNAC HK Finbridge Co. Ltd.,
Gtd. Notes	3.875	06/19/29	500	533,817
Gtd. Notes	5.125	03/14/28	200	228,736

Country Garden Holdings Co. Ltd., Sr. Sec’d. Notes	4.200	02/06/26	210	213,236
ENN Clean Energy International Investment Ltd., Gtd. Notes, 144A	3.375	05/12/26	200	204,186
New Metro Global Ltd., Gtd. Notes	4.800	12/15/24	200	192,193
Sinopec Group Overseas Development 2012 Ltd., Gtd. Notes	4.875	05/17/42	200	252,232
Sinopec Group Overseas Development 2017 Ltd., Gtd. Notes	4.000	09/13/47	200	229,914
Sinopec Group Overseas Development 2018 Ltd., Gtd. Notes, 144A	3.680	08/08/49	400	438,770
Sunac China Holdings Ltd., Sr. Sec’d. Notes	6.500	01/10/25	200	181,353
				2,664,758
Colombia 0.1%
Grupo Aval Ltd., Gtd. Notes, 144A	4.375	02/04/30	200	197,811
Ghana 0.2%
Tullow Oil PLC, Sr. Sec’d. Notes, 144A	10.250	05/15/26	200	208,500
Guatemala 0.2%
Energuate Trust, Gtd. Notes	5.875	05/03/27	200	208,322
India 1.4%
Adani Ports & Special Economic Zone Ltd., Sr. Unsec’d. Notes, 144A	5.000	08/02/41	200	199,871
Azure Power Solar Energy Pvt. Ltd., Sr. Sec’d. Notes, 144A, MTN	5.650	12/24/24	200	210,081
GMR Hyderabad International Airport Ltd., Sr. Sec’d. Notes	4.250	10/27/27	200	190,352

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
India (cont’d.)
HPCL-Mittal Energy Ltd., Sr. Unsec’d. Notes	5.250%	04/28/27		200	$204,700
NTPC Ltd., Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	100	127,572
Periama Holdings LLC, Gtd. Notes	5.950	04/19/26		200	211,174
Power Finance Corp. Ltd.,
Sr. Unsec’d. Notes	4.500	06/18/29		400	428,842
Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28		200	237,273

TML Holdings Pte Ltd., Sr. Unsec’d. Notes	5.500	06/03/24		200	205,201
					2,015,066
Indonesia 2.6%
Cikarang Listrindo Tbk PT, Sr. Unsec’d. Notes, 144A	4.950	09/14/26		200	204,379
Indonesia Asahan Aluminium Persero PT,
Sr. Unsec’d. Notes	5.450	05/15/30		500	581,397
Sr. Unsec’d. Notes	6.530	11/15/28		220	269,602
Sr. Unsec’d. Notes, 144A	4.750	05/15/25		200	219,607

Pelabuhan Indonesia III Persero PT, Sr. Unsec’d. Notes	4.875	10/01/24		400	441,603
Pertamina Persero PT,
Sr. Unsec’d. Notes	6.000	05/03/42		200	247,057
Sr. Unsec’d. Notes, EMTN	4.700	07/30/49		200	218,066
Sr. Unsec’d. Notes, EMTN	6.500	11/07/48		200	268,013
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	100	115,495
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	200	253,739
Sr. Unsec’d. Notes, 144A, MTN	5.450	05/21/28		420	491,143
Sr. Unsec’d. Notes, 144A, MTN	6.150	05/21/48		200	249,225
					3,559,326
Israel 0.4%
Energean Israel Finance Ltd.,
Sr. Sec’d. Notes, 144A	4.875	03/30/26		75	76,718
Sr. Sec’d. Notes, 144A	5.375	03/30/28		115	117,676
Sr. Sec’d. Notes, 144A	5.875	03/30/31		115	118,187

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Israel (cont’d.)

Leviathan Bond Ltd., Sr. Sec’d. Notes, 144A	6.125%	06/30/25	200	$217,578
				530,159
Jamaica 0.1%
Digicel International Finance Ltd./Digicel International Holdings Ltd.,
Gtd. Notes, 144A	8.000	12/31/26	39	37,561
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25	53	53,011
Sr. Sec’d. Notes, 144A	8.750	05/25/24	97	100,788
				191,360
Kazakhstan 1.1%
Kazakhstan Temir Zholy Finance BV, Gtd. Notes	6.950	07/10/42	400	556,556
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes	5.375	04/24/30	200	238,141
Sr. Unsec’d. Notes	5.750	04/19/47	400	498,207
Sr. Unsec’d. Notes	6.375	10/24/48	200	262,868
				1,555,772
Kuwait 0.4%
MEGlobal Canada ULC, Gtd. Notes, 144A, MTN	5.875	05/18/30	400	496,548
Malaysia 1.1%
Gohl Capital Ltd., Gtd. Notes	4.250	01/24/27	250	264,754
Petronas Capital Ltd.,
Gtd. Notes, 144A, MTN	4.550	04/21/50	800	989,733
Gtd. Notes, EMTN	4.550	04/21/50	200	247,433
				1,501,920
Mexico 5.2%
Cemex SAB de CV, Sr. Sec’d. Notes	5.450	11/19/29	400	439,297
FEL Energy VI Sarl, Sr. Sec’d. Notes, 144A	5.750	12/01/40	234	247,329

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Mexico (cont’d.)
Fermaca Enterprises S de RL de CV, Sr. Sec’d. Notes	6.375%	03/30/38		225	$256,112
Mexico City Airport Trust,
Sr. Sec’d. Notes	4.250	10/31/26		360	390,214
Sr. Sec’d. Notes	5.500	07/31/47		600	607,005
Petroleos Mexicanos,
Gtd. Notes	5.350	02/12/28		405	402,210
Gtd. Notes	5.950	01/28/31		180	176,845
Gtd. Notes	6.350	02/12/48		376	321,635
Gtd. Notes	6.490	01/23/27		315	334,409
Gtd. Notes	6.500	03/13/27		975	1,035,935
Gtd. Notes	6.500	01/23/29		435	450,794
Gtd. Notes	6.500	06/02/41		630	568,885
Gtd. Notes	6.840	01/23/30		618	644,288
Gtd. Notes	7.690	01/23/50		550	534,464
Gtd. Notes, EMTN	3.750	04/16/26	EUR	285	337,762
Gtd. Notes, MTN	6.875	08/04/26		455	499,138
					7,246,322
Mongolia 0.2%
Development Bank of Mongolia LLC, Unsec’d. Notes	7.250	10/23/23		200	214,501
Netherlands 0.1%
VEON Holdings BV, Sr. Unsec’d. Notes, 144A	3.375	11/25/27		200	201,961
Peru 0.3%
Nexa Resources SA, Gtd. Notes, 144A	5.375	05/04/27		210	220,987
Petroleos del Peru SA, Sr. Unsec’d. Notes	4.750	06/19/32		200	206,822
					427,809
Philippines 0.1%
Globe Telecom, Inc., Sr. Unsec’d. Notes	3.000	07/23/35		200	186,334

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Qatar 0.3%
Qatar Petroleum,
Sr. Unsec’d. Notes, 144A	3.125%	07/12/41	200	$207,632
Sr. Unsec’d. Notes, 144A	3.300	07/12/51	200	207,485
				415,117
Russia 1.3%
Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes	4.950	02/06/28	200	223,060
Sr. Unsec’d. Notes, EMTN	7.288	08/16/37	300	418,999
Sr. Unsec’d. Notes, EMTN	8.625	04/28/34	465	694,315

Lukoil Securities BV, Gtd. Notes	3.875	05/06/30	400	425,162
				1,761,536
Saudi Arabia 0.2%
Saudi Arabian Oil Co., Sr. Unsec’d. Notes, EMTN	4.250	04/16/39	200	228,128
South Africa 2.0%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN	6.350	08/10/28	400	444,084
Sr. Unsec’d. Notes	7.125	02/11/25	600	631,480
Sr. Unsec’d. Notes, EMTN	6.750	08/06/23	400	417,218
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	660	745,325

MTN Mauritius Investments Ltd., Gtd. Notes, 144A	6.500	10/13/26	200	230,176
Sasol Financing USA LLC, Gtd. Notes	6.500	09/27/28	300	333,864
				2,802,147
Thailand 0.1%
Thaioil Treasury Center Co. Ltd., Gtd. Notes, 144A, MTN	3.750	06/18/50	200	189,648
Trinidad & Tobago 0.1%
Trinidad Petroleum Holdings Ltd., Sr. Sec’d. Notes, 144A	9.750	06/15/26	166	185,001

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Turkey 0.3%
Aydem Yenilenebilir Enerji A/S, Sr. Sec’d. Notes, 144A	7.750%	02/02/27		200	$201,100
Turkiye Sinai Kalkinma Bankasi A/S, Sr. Unsec’d. Notes, 144A	6.000	01/23/25		200	204,174
					405,274
Ukraine 0.4%
NAK Naftogaz Ukraine via Kondor Finance PLC, Sr. Unsec’d. Notes	7.125	07/19/24	EUR	420	514,730
State Savings Bank of Ukraine Via SSB #1 PLC, Sr. Unsec’d. Notes	9.625	03/20/25		80	86,626
					601,356
United Arab Emirates 1.5%
Abu Dhabi Crude Oil Pipeline LLC,
Sr. Sec’d. Notes	3.650	11/02/29		200	223,656
Sr. Sec’d. Notes	4.600	11/02/47		200	238,000

Abu Dhabi National Energy Co. PJSC, Sr. Unsec’d. Notes, 144A	4.000	10/03/49		200	230,501
DP World PLC, Sr. Unsec’d. Notes, EMTN	6.850	07/02/37		600	812,884
Galaxy Pipeline Assets Bidco Ltd., Sr. Sec’d. Notes, 144A	2.940	09/30/40		200	201,388
ICD Funding Ltd., Gtd. Notes	4.625	05/21/24		200	214,205
ICD Sukuk Co. Ltd., Sr. Unsec’d. Notes, EMTN	5.000	02/01/27		200	220,928
					2,141,562
United States 0.2%
JBS USA Food Co., Gtd. Notes, 144A	5.750	01/15/28		200	211,420
Venezuela 0.0%
Petroleos de Venezuela SA,
Gtd. Notes	5.375	04/12/27(d)		205	9,549
Gtd. Notes	6.000	05/16/24(d)		45	1,912

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Venezuela (cont’d.)
Petroleos de Venezuela SA, (cont’d.)
Gtd. Notes	6.000%	11/15/26(d)		65	$2,859
Sr. Sec’d. Notes	8.500	10/27/20(d)		205	52,460
					66,780
Vietnam 0.2%
Mong Duong Finance Holdings BV, Sr. Sec’d. Notes	5.125	05/07/29		250	247,690

Total Corporate Bonds (cost $34,689,841)					35,525,826
Sovereign Bonds 70.9%
Angola 2.1%
Angolan Government International Bond,
Sr. Unsec’d. Notes	8.250	05/09/28		600	631,731
Sr. Unsec’d. Notes	9.375	05/08/48		200	209,648
Sr. Unsec’d. Notes	9.500	11/12/25		1,150	1,269,387
Sr. Unsec’d. Notes, 144A	9.375	05/08/48		200	209,647
Sr. Unsec’d. Notes, 144A, MTN	8.000	11/26/29		200	207,277
Sr. Unsec’d. Notes, EMTN	8.000	11/26/29		400	414,554
					2,942,244
Argentina 1.5%
Argentina Bonar Bonds,
Bonds	0.500(cc)	07/09/30		2	562
Unsec’d. Notes	1.000	07/09/29		12	4,150
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	0.500(cc)	07/09/30		2,080	755,258
Sr. Unsec’d. Notes	1.000	07/09/29		254	97,355
Sr. Unsec’d. Notes	1.125(cc)	07/09/35		102	32,950
Sr. Unsec’d. Notes	1.125(cc)	07/09/46		335	112,005
Sr. Unsec’d. Notes	2.000(cc)	01/09/38		1,620	638,008
Sr. Unsec’d. Notes	2.500(cc)	07/09/41		597	223,012
Provincia de Buenos Aires,
Sr. Unsec’d. Notes	4.000	05/01/20(d)	EUR	15	6,869
Sr. Unsec’d. Notes	5.375	01/20/23(d)	EUR	100	51,823
Sr. Unsec’d. Notes	9.950	06/09/21(d)		430	213,334
					2,135,326

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Bahrain 1.4%
Bahrain Government International Bond,
Sr. Unsec’d. Notes	6.750%	09/20/29		400	$433,924
Sr. Unsec’d. Notes	7.000	10/12/28		400	444,135
Sr. Unsec’d. Notes	7.375	05/14/30		720	803,334
Sr. Unsec’d. Notes	7.500	09/20/47		200	211,962
					1,893,355
Belarus 0.7%
Republic of Belarus International Bond,
Sr. Unsec’d. Notes	5.875	02/24/26		200	186,505
Sr. Unsec’d. Notes	6.200	02/28/30		200	177,581
Sr. Unsec’d. Notes	6.875	02/28/23		200	200,059
Sr. Unsec’d. Notes	7.625	06/29/27		425	416,575
					980,720
Benin 0.2%
Benin Government International Bond, Sr. Unsec’d. Notes	4.875	01/19/32	EUR	200	234,920
Bermuda 0.2%
Bermuda Government International Bond, Sr. Unsec’d. Notes	2.375	08/20/30		270	271,453
Brazil 2.5%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		200	215,564
Brazilian Government International Bond,
Sr. Unsec’d. Notes	4.500	05/30/29		300	320,589
Sr. Unsec’d. Notes	5.000	01/27/45		200	199,710
Sr. Unsec’d. Notes	5.625	01/07/41		270	291,049
Sr. Unsec’d. Notes	7.125	01/20/37		950	1,198,886
Sr. Unsec’d. Notes	8.250	01/20/34		923	1,278,786
					3,504,584
Bulgaria 0.2%
Bulgaria Government International Bond, Sr. Unsec’d. Notes	1.375	09/23/50	EUR	275	319,505

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Cameroon 0.3%
Republic of Cameroon International Bond, Sr. Unsec’d. Notes	9.500%	11/19/25		400	$469,741
Colombia 2.4%
Colombia Government International Bond,
Sr. Unsec’d. Notes	4.500	03/15/29		800	868,561
Sr. Unsec’d. Notes	6.125	01/18/41		660	775,718
Sr. Unsec’d. Notes	7.375	09/18/37		1,115	1,447,855
Sr. Unsec’d. Notes	10.375	01/28/33		200	299,508
					3,391,642
Congo (Republic) 0.1%
Congolese International Bond, Sr. Unsec’d. Notes	6.000	06/30/29		242	186,670
Costa Rica 1.2%
Costa Rica Government International Bond,
Sr. Unsec’d. Notes	4.375	04/30/25		1,000	1,031,711
Sr. Unsec’d. Notes	6.125	02/19/31		400	426,445
Sr. Unsec’d. Notes	7.000	04/04/44		200	209,892
					1,668,048
Croatia 0.3%
Croatia Government International Bond, Unsec’d. Notes	1.500	06/17/31	EUR	285	358,800
Dominican Republic 3.0%
Dominican Republic International Bond,
Sr. Unsec’d. Notes	4.500	01/30/30		150	154,731
Sr. Unsec’d. Notes	5.500	01/27/25		100	108,905
Sr. Unsec’d. Notes	5.875	04/18/24		425	449,853
Sr. Unsec’d. Notes	5.950	01/25/27		200	225,215
Sr. Unsec’d. Notes	6.850	01/27/45		190	216,519
Sr. Unsec’d. Notes	6.875	01/29/26		400	462,210
Sr. Unsec’d. Notes	7.450	04/30/44		1,400	1,718,032
Sr. Unsec’d. Notes, 144A	4.875	09/23/32		150	156,138
Sr. Unsec’d. Notes, 144A	5.300	01/21/41		150	152,306
Sr. Unsec’d. Notes, 144A	5.875	01/30/60		225	228,148
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		320	365,474
					4,237,531

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ecuador 1.5%
Ecuador Government International Bond,
Sr. Unsec’d. Notes, 144A	0.500%(cc)	07/31/40		1,111	$690,550
Sr. Unsec’d. Notes, 144A	1.000(cc)	07/31/35		1,105	771,361
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/31/30		639	560,089
Sr. Unsec’d. Notes, 144A	7.187(s)	07/31/30		179	98,944
					2,120,944
Egypt 2.0%
Egypt Government International Bond,
Sr. Unsec’d. Notes	8.875	05/29/50		200	212,902
Sr. Unsec’d. Notes, 144A	8.700	03/01/49		210	219,330
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	200	244,961
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	420	510,114
Sr. Unsec’d. Notes, 144A, MTN	7.600	03/01/29		200	217,080
Sr. Unsec’d. Notes, 144A, MTN	8.500	01/31/47		255	263,551
Sr. Unsec’d. Notes, EMTN	4.750	04/16/26	EUR	200	244,961
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	200	234,878
Sr. Unsec’d. Notes, EMTN	6.375	04/11/31	EUR	100	121,456
Sr. Unsec’d. Notes, MTN	7.500	01/31/27		200	221,782
Sr. Unsec’d. Notes, MTN	8.500	01/31/47		250	258,383
					2,749,398
El Salvador 1.0%
El Salvador Government International Bond,
Sr. Unsec’d. Notes	5.875	01/30/25		355	318,621
Sr. Unsec’d. Notes	6.375	01/18/27		235	205,862
Sr. Unsec’d. Notes	7.625	02/01/41		150	126,680
Sr. Unsec’d. Notes	7.650	06/15/35		57	49,940
Sr. Unsec’d. Notes	7.750	01/24/23		295	286,356
Sr. Unsec’d. Notes	8.250	04/10/32		425	387,657
					1,375,116
Gabon 0.8%
Gabon Government International Bond,
Bonds	6.375	12/12/24		200	212,487
Sr. Unsec’d. Notes	6.950	06/16/25		600	650,066
Sr. Unsec’d. Notes, 144A	6.625	02/06/31		215	216,344
					1,078,897

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ghana 1.5%
Ghana Government International Bond,
Bank Gtd. Notes	10.750%	10/14/30		400	$498,410
Sr. Unsec’d. Notes	7.750	04/07/29		200	201,707
Sr. Unsec’d. Notes	7.875	03/26/27		400	416,594
Sr. Unsec’d. Notes	8.125	01/18/26		400	424,668
Sr. Unsec’d. Notes	8.125	03/26/32		200	200,178
Sr. Unsec’d. Notes, 144A	7.875	02/11/35		200	192,016
Sr. Unsec’d. Notes, 144A	8.950	03/26/51		205	200,238
					2,133,811
Guatemala 0.7%
Guatemala Government Bond,
Sr. Unsec’d. Notes	4.875	02/13/28		400	446,535
Sr. Unsec’d. Notes	6.125	06/01/50		400	478,017
					924,552
Honduras 0.5%
Honduras Government International Bond,
Sr. Unsec’d. Notes	6.250	01/19/27		300	329,815
Sr. Unsec’d. Notes	7.500	03/15/24		400	428,417
					758,232
Hungary 1.1%
Hungary Government International Bond,
Sr. Unsec’d. Notes	1.750	06/05/35	EUR	495	631,228
Sr. Unsec’d. Notes	7.625	03/29/41		546	919,392
					1,550,620
India 0.3%
Export-Import Bank of India, Sr. Unsec’d. Notes, 144A, MTN	3.250	01/15/30		400	410,905
Indonesia 1.9%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	1.400	10/30/31	EUR	100	120,849
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	100	123,667
Sr. Unsec’d. Notes	7.750	01/17/38		360	548,974
Sr. Unsec’d. Notes	8.500	10/12/35		450	724,727
Sr. Unsec’d. Notes, 144A	6.625	02/17/37		110	153,540

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Indonesia (cont’d.)
Indonesia Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	3.750%	06/14/28	EUR	100	$141,179
Sr. Unsec’d. Notes, EMTN	4.625	04/15/43		200	235,209
Sr. Unsec’d. Notes, EMTN	5.125	01/15/45		200	249,827
Sr. Unsec’d. Notes, EMTN	5.250	01/17/42		200	251,416
Sr. Unsec’d. Notes, EMTN	6.750	01/15/44		100	149,066
					2,698,454
Iraq 0.7%
Iraq International Bond,
Sr. Unsec’d. Notes	5.800	01/15/28		406	388,143
Sr. Unsec’d. Notes	6.752	03/09/23		600	609,121
					997,264
Israel 0.7%
Israel Government International Bond, Sr. Unsec’d. Notes	4.500	04/03/2120		700	906,235
Ivory Coast 1.3%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	200	250,439
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	300	384,345
Sr. Unsec’d. Notes	6.375	03/03/28		400	443,639
Sr. Unsec’d. Notes	6.625	03/22/48	EUR	240	302,575
Sr. Unsec’d. Notes	6.875	10/17/40	EUR	350	458,419
					1,839,417
Jamaica 0.8%
Jamaica Government International Bond,
Sr. Unsec’d. Notes	7.625	07/09/25		225	259,659
Sr. Unsec’d. Notes	7.875	07/28/45		200	280,670
Sr. Unsec’d. Notes	8.000	03/15/39		200	280,640
Sr. Unsec’d. Notes	9.250	10/17/25		200	241,901
					1,062,870
Jordan 0.6%
Jordan Government International Bond,
Sr. Unsec’d. Notes	5.850	07/07/30		200	207,133

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Jordan (cont’d.)
Jordan Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	6.125%	01/29/26	200	$216,808
Sr. Unsec’d. Notes	7.375	10/10/47	400	419,988
				843,929
Kazakhstan 0.2%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, EMTN	6.500	07/21/45	200	295,570
Kenya 0.5%
Kenya Government International Bond, Sr. Unsec’d. Notes	7.000	05/22/27	400	437,078
Republic of Kenya Government International Bond, Sr. Unsec’d. Notes	8.000	05/22/32	200	226,220
				663,298
Lebanon 0.3%
Lebanon Government International Bond,
Sr. Unsec’d. Notes	6.000	01/27/23(d)	191	24,016
Sr. Unsec’d. Notes	6.650	04/22/24(d)	172	21,231
Sr. Unsec’d. Notes	6.750	11/29/27(d)	170	20,932
Sr. Unsec’d. Notes	6.850	03/23/27(d)	30	3,684
Sr. Unsec’d. Notes	7.000	04/22/31(d)	115	14,526
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22(d)	75	9,382
Sr. Unsec’d. Notes, EMTN	6.850	05/25/29(d)	335	40,840
Sr. Unsec’d. Notes, GMTN	6.250	05/27/22(d)	245	30,753
Sr. Unsec’d. Notes, GMTN	6.250	11/04/24(d)	320	39,183
Sr. Unsec’d. Notes, GMTN	6.375	03/09/20(d)	220	27,405
Sr. Unsec’d. Notes, GMTN	6.400	05/26/23(d)	250	30,370
Sr. Unsec’d. Notes, GMTN	6.650	02/26/30(d)	715	87,797
Sr. Unsec’d. Notes, GMTN	7.150	11/20/31(d)	415	52,044
				402,163
Malaysia 1.4%
1MDB Global Investments Ltd., Sr. Unsec’d. Notes	4.400	03/09/23	2,000	2,009,278
Mexico 1.0%
Mexico Government International Bond,
Sr. Unsec’d. Notes, GMTN	5.750	10/12/2110	242	290,616

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Mexico (cont’d.)
Mexico Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, MTN	6.050%	01/11/40		634	$798,498
Sr. Unsec’d. Notes, Series A, MTN	6.750	09/27/34		203	271,572
					1,360,686
Mongolia 0.3%
Mongolia Government International Bond, Sr. Unsec’d. Notes, EMTN	8.750	03/09/24		400	456,972
Morocco 0.7%
Morocco Government International Bond,
Sr. Unsec’d. Notes	1.500	11/27/31	EUR	100	111,913
Sr. Unsec’d. Notes	2.000	09/30/30	EUR	400	472,627
Sr. Unsec’d. Notes, 144A	3.000	12/15/32		400	389,291
					973,831
Mozambique 0.4%
Mozambique International Bond,
Unsec’d. Notes	5.000(cc)	09/15/31		400	340,146
Unsec’d. Notes, 144A	5.000(cc)	09/15/31		200	170,073
					510,219
Namibia 0.2%
Namibia International Bonds, Sr. Unsec’d. Notes	5.250	10/29/25		200	214,841
Nigeria 1.9%
Nigeria Government International Bond,
Sr. Unsec’d. Notes	7.625	11/21/25		300	337,169
Sr. Unsec’d. Notes	7.875	02/16/32		400	428,530
Sr. Unsec’d. Notes	8.747	01/21/31		1,100	1,241,315
Sr. Unsec’d. Notes	9.248	01/21/49		200	229,734
Sr. Unsec’d. Notes, 144A	7.696	02/23/38		200	205,226
Sr. Unsec’d. Notes, EMTN	6.500	11/28/27		200	212,300
					2,654,274
Oman 2.2%
Oman Government International Bond,
Sr. Unsec’d. Notes	4.750	06/15/26		430	445,146

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Oman (cont’d.)
Oman Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	5.375%	03/08/27	200	$210,260
Sr. Unsec’d. Notes	5.625	01/17/28	200	210,569
Sr. Unsec’d. Notes	6.500	03/08/47	225	223,370
Sr. Unsec’d. Notes	6.750	10/28/27	600	673,266
Sr. Unsec’d. Notes	6.750	01/17/48	200	202,380
Sr. Unsec’d. Notes	7.375	10/28/32	460	526,649
Sr. Unsec’d. Notes, 144A	6.750	01/17/48	200	202,380
Sr. Unsec’d. Notes, 144A, MTN	4.875	02/01/25	200	209,111
Sr. Unsec’d. Notes, EMTN	6.000	08/01/29	200	212,967
				3,116,098
Pakistan 1.5%
Pakistan Government International Bond,
Sr. Unsec’d. Notes	6.875	12/05/27	600	615,773
Sr. Unsec’d. Notes	8.250	04/15/24	400	432,279
Sr. Unsec’d. Notes	8.250	09/30/25	770	843,650
Sr. Unsec’d. Notes, 144A, MTN	7.375	04/08/31	200	201,135
				2,092,837
Panama 1.5%
Panama Government International Bond,
Sr. Unsec’d. Notes	3.870	07/23/60	200	206,300
Sr. Unsec’d. Notes	4.500	04/16/50	400	455,996
Sr. Unsec’d. Notes	4.500	04/01/56	200	228,288
Sr. Unsec’d. Notes	6.700	01/26/36	760	1,039,136
Sr. Unsec’d. Notes	9.375	04/01/29	105	155,447
				2,085,167
Papua New Guinea 0.1%
Papua New Guinea Government International Bond, Sr. Unsec’d. Notes, 144A	8.375	10/04/28	200	201,346
Paraguay 0.5%
Paraguay Government International Bond,
Sr. Unsec’d. Notes	4.700	03/27/27	200	225,135
Sr. Unsec’d. Notes	6.100	08/11/44	400	498,936
				724,071

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Peru 1.6%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.780%	12/01/60		370	$319,236
Sr. Unsec’d. Notes	2.783	01/23/31		30	30,147
Sr. Unsec’d. Notes	3.230	07/28/2121		110	92,978
Sr. Unsec’d. Notes	5.625	11/18/50		205	278,069
Sr. Unsec’d. Notes	6.550	03/14/37		225	306,354
Sr. Unsec’d. Notes	8.750	11/21/33		780	1,210,952
					2,237,736
Philippines 2.1%
Philippine Government International Bond,
Sr. Unsec’d. Notes	0.700	02/03/29	EUR	300	353,805
Sr. Unsec’d. Notes	1.750	04/28/41	EUR	165	194,072
Sr. Unsec’d. Notes	2.650	12/10/45		200	187,909
Sr. Unsec’d. Notes	2.950	05/05/45		200	196,705
Sr. Unsec’d. Notes	3.700	03/01/41		400	436,956
Sr. Unsec’d. Notes	3.950	01/20/40		700	786,991
Sr. Unsec’d. Notes	6.375	10/23/34		100	141,458
Sr. Unsec’d. Notes	7.750	01/14/31		420	620,784
					2,918,680
Qatar 2.7%
Qatar Government International Bond,
Sr. Unsec’d. Notes	4.400	04/16/50		200	246,774
Sr. Unsec’d. Notes	5.103	04/23/48		1,400	1,876,810
Sr. Unsec’d. Notes, 144A	4.400	04/16/50		200	246,774
Sr. Unsec’d. Notes, 144A	4.817	03/14/49		810	1,054,444
Sr. Unsec’d. Notes, 144A	5.103	04/23/48		200	268,115
					3,692,917
Romania 1.9%
Romanian Government International Bond,
Sr. Unsec’d. Notes	5.125	06/15/48		194	240,257
Sr. Unsec’d. Notes, 144A, MTN	4.625	04/03/49	EUR	71	105,124
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	450	621,373
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	310	431,461
Sr. Unsec’d. Notes, EMTN	4.625	04/03/49	EUR	427	632,224

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Romania (cont’d.)
Romanian Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	6.125%	01/22/44		346	$475,110
Unsec’d. Notes, 144A	2.750	04/14/41	EUR	170	198,103
					2,703,652
Russia 2.3%
Russian Federal Bond - OFZ, Unsec’d. Notes	5.900	03/12/31	RUB	38,350	493,756
Russian Foreign Bond - Eurobond,
Sr. Unsec’d. Notes	5.100	03/28/35		1,000	1,208,036
Sr. Unsec’d. Notes	5.625	04/04/42		1,000	1,301,309
Sr. Unsec’d. Notes	12.750	06/24/28		140	235,059
					3,238,160
Saudi Arabia 2.6%
Saudi Government International Bond,
Sr. Unsec’d. Notes	5.250	01/16/50		200	263,308
Sr. Unsec’d. Notes, 144A	5.250	01/16/50		400	526,617
Sr. Unsec’d. Notes, EMTN	4.500	04/17/30		260	307,516
Sr. Unsec’d. Notes, EMTN	4.500	10/26/46		1,250	1,468,041
Sr. Unsec’d. Notes, EMTN	4.625	10/04/47		400	478,973
Sr. Unsec’d. Notes, EMTN	5.000	04/17/49		400	506,681
					3,551,136
Senegal 0.3%
Senegal Government International Bond,
Sr. Unsec’d. Notes	4.750	03/13/28	EUR	200	248,273
Sr. Unsec’d. Notes, 144A	5.375	06/08/37	EUR	150	177,751
					426,024
Serbia 0.9%
Serbia International Bond,
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	600	721,550
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	125	146,058
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		230	219,398
Sr. Unsec’d. Notes, 144A	3.125	05/15/27	EUR	100	132,227
					1,219,233

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
South Africa 1.0%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes	4.300%	10/12/28	200	$206,565
Sr. Unsec’d. Notes	4.850	09/30/29	400	423,266
Sr. Unsec’d. Notes	5.650	09/27/47	200	202,982
Sr. Unsec’d. Notes	5.750	09/30/49	200	203,163
Sr. Unsec’d. Notes	6.250	03/08/41	300	330,815
				1,366,791
Sri Lanka 0.9%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes	5.750	04/18/23	200	146,014
Sr. Unsec’d. Notes	6.200	05/11/27	200	123,957
Sr. Unsec’d. Notes	6.350	06/28/24	200	130,542
Sr. Unsec’d. Notes	6.850	11/03/25	350	224,063
Sr. Unsec’d. Notes	7.850	03/14/29	250	154,791
Sr. Unsec’d. Notes, 144A	5.750	04/18/23	200	146,014
Sr. Unsec’d. Notes, 144A	6.750	04/18/28	200	123,541
Sr. Unsec’d. Notes, 144A	6.850	03/14/24	265	173,581
				1,222,503
Turkey 3.7%
Turkey Government International Bond,
Sr. Unsec’d. Notes	4.250	04/14/26	400	386,528
Sr. Unsec’d. Notes	4.875	10/09/26	300	295,837
Sr. Unsec’d. Notes	5.600	11/14/24	320	330,269
Sr. Unsec’d. Notes	5.750	03/22/24	200	207,915
Sr. Unsec’d. Notes	5.950	01/15/31	200	197,612
Sr. Unsec’d. Notes	6.000	03/25/27	880	905,374
Sr. Unsec’d. Notes	6.000	01/14/41	200	182,453
Sr. Unsec’d. Notes	6.125	10/24/28	620	637,643
Sr. Unsec’d. Notes	6.350	08/10/24	200	210,506
Sr. Unsec’d. Notes	6.375	10/14/25	200	210,118
Sr. Unsec’d. Notes	6.875	03/17/36	204	207,993
Sr. Unsec’d. Notes	7.375	02/05/25	565	613,169
Sr. Unsec’d. Notes	7.625	04/26/29	480	529,717

Turkiye Ihracat Kredi Bankasi A/S, Sr. Unsec’d. Notes	8.250	01/24/24	200	217,628
				5,132,762

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ukraine 3.5%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	1.258%(cc)	05/31/40		285	$331,937
Sr. Unsec’d. Notes	4.375	01/27/30	EUR	410	452,515
Sr. Unsec’d. Notes	6.750	06/20/26	EUR	580	751,347
Sr. Unsec’d. Notes	7.375	09/25/32		200	208,361
Sr. Unsec’d. Notes	7.750	09/01/24		120	130,374
Sr. Unsec’d. Notes	7.750	09/01/25		375	407,800
Sr. Unsec’d. Notes	7.750	09/01/26		500	547,266
Sr. Unsec’d. Notes	7.750	09/01/27		220	240,797
Sr. Unsec’d. Notes	8.994	02/01/24		200	220,458
Sr. Unsec’d. Notes	9.750	11/01/28		965	1,148,836
Sr. Unsec’d. Notes, 144A	0.000(cc)	05/31/40		35	40,764
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	100	110,370
Sr. Unsec’d. Notes, 144A	7.253	03/15/33		200	206,482

Ukreximbank Via Biz Finance PLC, Sr. Unsec’d. Notes	9.750	01/22/25		88	93,959
					4,891,266
United Arab Emirates 1.2%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes	3.125	09/30/49		200	205,810
Sr. Unsec’d. Notes, 144A	3.125	09/30/49		200	205,810
Sr. Unsec’d. Notes, 144A, MTN	3.875	04/16/50		200	233,029

Emirate of Dubai Government International Bonds, Sr. Unsec’d. Notes, EMTN	5.250	01/30/43		600	677,500
Finance Department Government of Sharjah,
Sr. Unsec’d. Notes, 144A, MTN	4.000	07/28/50		200	181,705
Sr. Unsec’d. Notes, MTN	4.000	07/28/50		200	181,705
					1,685,559
Uruguay 1.4%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.125	11/20/45		120	141,793
Sr. Unsec’d. Notes	4.975	04/20/55		350	452,658
Sr. Unsec’d. Notes	5.100	06/18/50		350	459,036
Sr. Unsec’d. Notes	7.625	03/21/36		590	897,914
					1,951,401

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Venezuela 0.0%
Venezuela Government International Bond, Sr. Unsec’d. Notes	12.750%	08/23/22(d)	180	$19,157
Zambia 0.6%
Zambia Government International Bond,
Sr. Unsec’d. Notes	8.500	04/14/24(d)	600	393,576
Sr. Unsec’d. Notes	8.970	07/30/27(d)	400	258,954
Unsec’d. Notes	5.375	09/20/22(d)	200	128,046
				780,576

Total Sovereign Bonds (cost $97,716,015)				98,843,387

Total Long-Term Investments (cost $132,405,856)				134,369,213

	Shares
Short-Term Investments 2.2%
Affiliated Mutual Fund 2.2%
PGIM Core Ultra Short Bond Fund (cost $3,055,332)(wb)	3,055,332	3,055,332
Options Purchased*~ 0.0%
	(cost $32,066)	27,761

	Total Short-Term Investments (cost $3,087,398)	3,083,093

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 98.6% (cost $135,493,254)	137,452,306
Options Written*~ (0.0)%
	(premiums received $45,950)	(53,691)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 98.6% (cost $135,447,304)	137,398,615
	Other assets in excess of liabilities(z) 1.4%	2,019,647

	Net Assets 100.0%	$139,418,262

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
BRL—Brazilian Real
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
EMTN—Euro Medium Term Note
GMTN—Global Medium Term Note
M—Monthly payment frequency for swaps
MTN—Medium Term Note
OFZ—Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs CNH	Call	Morgan Stanley & Co. International PLC	08/25/21	7.25		—		657	$1
Currency Option USD vs IDR	Call	JPMorgan Chase Bank, N.A.	04/28/22	24,500.00		—		658	287
Currency Option USD vs TRY	Call	Goldman Sachs International	08/06/21	9.25		—		167	20
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	01/18/22	16.00		—		1,010	19,646
Currency Option USD vs IDR	Put	JPMorgan Chase Bank, N.A.	04/28/22	14,300.00		—		658	7,801
Currency Option USD vs TRY	Put	Goldman Sachs International	08/06/21	7.60		—		167	—
Currency Option USD vs TRY	Put	Morgan Stanley & Co. International PLC	08/13/21	7.50		—		649	6
Total Options Purchased (cost $32,066)								$27,761
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs CNH	Call	Morgan Stanley & Co. International PLC	08/25/21	6.44	—	657	$(5,143)
Currency Option USD vs IDR	Call	JPMorgan Chase Bank, N.A.	04/28/22	16,500.00	—	658	(5,723)
Currency Option USD vs TRY	Call	Goldman Sachs International	08/06/21	10.25	—	167	(2)
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	09/16/21	15.25	—	1,010	(9,591)
Currency Option USD vs TRY	Put	Goldman Sachs International	08/06/21	8.60	—	167	(3,023)
Currency Option USD vs TRY	Put	Morgan Stanley & Co. International PLC	08/13/21	8.60	—	216	(3,882)
Currency Option USD vs TRY	Put	Morgan Stanley & Co. International PLC	08/13/21	9.00	—	433	(26,327)
Total Options Written (premiums received $45,950)							$(53,691)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Futures contracts outstanding at July 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
30	2 Year U.S. Treasury Notes	Sep. 2021	$6,619,687	$(230)
43	5 Year U.S. Treasury Notes	Sep. 2021	5,351,148	16,994
41	10 Year U.S. Treasury Notes	Sep. 2021	5,512,578	54,196
17	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	3,392,031	170,272
				241,232
Short Positions:
21	5 Year Euro-Bobl	Sep. 2021	3,371,987	(32,048)
47	10 Year Euro-Bund	Sep. 2021	9,844,440	(257,729)
36	20 Year U.S. Treasury Bonds	Sep. 2021	5,929,875	(266,372)
5	Euro Schatz Index	Sep. 2021	666,406	(1,158)
				(557,307)
				$(316,075)
Forward foreign currency exchange contracts outstanding at July 31, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	AUD	224	$167,244	$164,443	$—	$(2,801)
Brazilian Real,
Expiring 08/03/21	Morgan Stanley & Co. International PLC	BRL	4,703	949,546	902,642	—	(46,904)
Expiring 09/02/21	Morgan Stanley & Co. International PLC	BRL	926	178,115	177,063	—	(1,052)
Chilean Peso,
Expiring 09/15/21	Citibank, N.A.	CLP	102,752	136,000	135,216	—	(784)
Expiring 09/15/21	Credit Suisse International	CLP	92,950	125,000	122,317	—	(2,683)
Expiring 09/15/21	UBS AG	CLP	115,596	152,000	152,118	118	—
Expiring 09/15/21	UBS AG	CLP	106,912	139,000	140,690	1,690	—
Chinese Renminbi,
Expiring 08/18/21	Citibank, N.A.	CNH	1,955	301,000	301,939	939	—
Expiring 08/18/21	Citibank, N.A.	CNH	1,754	270,000	270,880	880	—
Expiring 08/18/21	Citibank, N.A.	CNH	1,244	191,000	192,153	1,153	—
Expiring 08/18/21	Citibank, N.A.	CNH	1,117	172,000	172,491	491	—
Expiring 08/18/21	Credit Suisse International	CNH	1,327	204,000	205,038	1,038	—

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 08/18/21	Goldman Sachs International	CNH	1,453	$224,000	$224,422	$422	$—
Expiring 08/18/21	HSBC Bank PLC	CNH	1,253	193,000	193,584	584	—
Expiring 08/18/21	HSBC Bank PLC	CNH	1,089	168,000	168,179	179	—
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	2,111	326,000	326,010	10	—
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	1,956	301,000	302,121	1,121	—
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	1,621	250,000	250,382	382	—
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	1,578	246,000	243,773	—	(2,227)
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	1,112	171,000	171,680	680	—
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	428	66,235	66,062	—	(173)
Expiring 08/18/21	Morgan Stanley & Co. International PLC	CNH	1,363	211,000	210,581	—	(419)
Expiring 08/18/21	Morgan Stanley & Co. International PLC	CNH	305	46,982	47,099	117	—
Expiring 08/18/21	Standard Chartered	CNH	2,370	366,000	366,051	51	—
Colombian Peso,
Expiring 09/15/21	Citibank, N.A.	COP	377,013	104,000	96,975	—	(7,025)
Expiring 09/15/21	Citibank, N.A.	COP	264,033	73,387	67,914	—	(5,473)
Expiring 09/15/21	Goldman Sachs International	COP	257,020	71,000	66,111	—	(4,889)
Czech Koruna,
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CZK	4,974	228,793	231,112	2,319	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	CZK	8,369	385,094	388,824	3,730	—
Expiring 10/19/21	UBS AG	CZK	4,211	193,000	195,664	2,664	—
Euro,
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	EUR	146	173,000	173,844	844	—
Hungarian Forint,
Expiring 10/19/21	Barclays Bank PLC	HUF	58,235	191,000	192,230	1,230	—
Indian Rupee,
Expiring 09/15/21	Citibank, N.A.	INR	100,890	1,367,432	1,349,379	—	(18,053)
Expiring 09/15/21	Credit Suisse International	INR	16,065	214,000	214,866	866	—

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 09/15/21	Credit Suisse International	INR	10,998	$147,000	$147,095	$95	$—
Expiring 09/15/21	Goldman Sachs International	INR	16,658	225,000	222,792	—	(2,208)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	16,105	215,000	215,401	401	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	12,609	171,000	168,644	—	(2,356)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	10,349	138,000	138,411	411	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	INR	22,081	295,000	295,325	325	—
Expiring 09/15/21	Standard Chartered	INR	12,726	170,000	170,201	201	—
Indonesian Rupiah,
Expiring 09/15/21	Barclays Bank PLC	IDR	1,500,741	104,000	103,409	—	(591)
Expiring 09/15/21	HSBC Bank PLC	IDR	22,859,581	1,587,801	1,575,150	—	(12,651)
Israeli Shekel,
Expiring 09/17/21	Bank of America, N.A.	ILS	3,459	1,066,082	1,070,601	4,519	—
Expiring 09/17/21	Bank of America, N.A.	ILS	542	166,000	167,829	1,829	—
Expiring 09/17/21	JPMorgan Chase Bank, N.A.	ILS	532	163,000	164,600	1,600	—
Japanese Yen,
Expiring 10/19/21	Barclays Bank PLC	JPY	37,249	338,280	339,761	1,481	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	JPY	16,684	152,000	152,180	180	—
Mexican Peso,
Expiring 09/15/21	Citibank, N.A.	MXN	5,114	257,656	255,308	—	(2,348)
Expiring 09/15/21	Goldman Sachs International	MXN	2,691	135,000	134,331	—	(669)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	3,786	189,000	189,006	6	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	3,732	187,000	186,277	—	(723)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	3,045	150,000	151,997	1,997	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	MXN	8,206	405,852	409,650	3,798	—
Expiring 09/15/21	UBS AG	MXN	3,441	170,000	171,774	1,774	—
New Taiwanese Dollar,
Expiring 09/15/21	Citibank, N.A.	TWD	5,277	189,000	189,147	147	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	TWD	8,217	295,000	294,510	—	(490)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	TWD	6,097	$223,000	$218,522	$—	$(4,478)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	TWD	5,242	187,000	187,886	886	—
Expiring 09/15/21	Standard Chartered	TWD	6,335	227,000	227,046	46	—
Peruvian Nuevo Sol,
Expiring 09/15/21	BNP Paribas S.A.	PEN	598	156,000	147,120	—	(8,880)
Expiring 09/15/21	BNP Paribas S.A.	PEN	442	112,000	108,928	—	(3,072)
Expiring 09/15/21	Goldman Sachs International	PEN	459	116,000	113,069	—	(2,931)
Expiring 09/15/21	Goldman Sachs International	PEN	415	105,000	102,167	—	(2,833)
Philippine Peso,
Expiring 09/15/21	Citibank, N.A.	PHP	11,189	222,000	223,341	1,341	—
Expiring 09/15/21	Citibank, N.A.	PHP	9,005	185,000	179,751	—	(5,249)
Expiring 09/15/21	Goldman Sachs International	PHP	11,330	224,000	226,162	2,162	—
Expiring 09/15/21	HSBC Bank PLC	PHP	12,689	259,000	253,289	—	(5,711)
Expiring 09/15/21	HSBC Bank PLC	PHP	12,134	241,000	242,206	1,206	—
Expiring 09/15/21	HSBC Bank PLC	PHP	11,175	221,000	223,071	2,071	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PHP	3,751	77,844	74,869	—	(2,975)
Expiring 09/15/21	Standard Chartered	PHP	16,834	334,000	336,031	2,031	—
Expiring 09/15/21	Standard Chartered	PHP	13,407	265,000	267,622	2,622	—
Expiring 09/15/21	Standard Chartered	PHP	9,143	182,000	182,517	517	—
Expiring 09/15/21	Standard Chartered	PHP	8,760	173,000	174,870	1,870	—
Expiring 09/15/21	Standard Chartered	PHP	7,502	149,000	149,742	742	—
Polish Zloty,
Expiring 10/19/21	Barclays Bank PLC	PLN	1,332	347,254	345,830	—	(1,424)
Expiring 10/19/21	HSBC Bank PLC	PLN	1,665	433,038	432,365	—	(673)
Russian Ruble,
Expiring 09/15/21	Barclays Bank PLC	RUB	10,319	138,000	140,113	2,113	—
Expiring 09/15/21	Barclays Bank PLC	RUB	7,862	107,000	106,746	—	(254)
Expiring 09/15/21	Barclays Bank PLC	RUB	5,423	73,000	73,636	636	—
Expiring 09/15/21	Goldman Sachs International	RUB	5,539	74,000	75,206	1,206	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	64,179	863,838	871,404	7,566	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	20,238	278,000	274,787	—	(3,213)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	9,952	136,000	135,124	—	(876)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	8,541	$114,000	$115,966	$1,966	$—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	8,419	114,000	114,310	310	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	8,352	111,000	113,396	2,396	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	8,092	109,000	109,875	875	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	7,867	108,000	106,820	—	(1,180)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	5,648	76,000	76,690	690	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	5,508	75,000	74,783	—	(217)
South African Rand,
Expiring 09/15/21	Citibank, N.A.	ZAR	3,925	269,505	266,300	—	(3,205)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	3,042	206,000	206,379	379	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	1,029	74,000	69,835	—	(4,165)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	989	72,000	67,137	—	(4,863)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	ZAR	1,056	76,000	71,682	—	(4,318)
South Korean Won,
Expiring 09/15/21	Citibank, N.A.	KRW	231,569	204,000	200,687	—	(3,313)
Expiring 09/15/21	Citibank, N.A.	KRW	214,477	186,000	185,875	—	(125)
Expiring 09/15/21	Citibank, N.A.	KRW	182,518	165,000	158,178	—	(6,822)
Expiring 09/15/21	Credit Suisse International	KRW	1,498,131	1,343,012	1,298,344	—	(44,668)
Expiring 09/15/21	HSBC Bank PLC	KRW	168,905	148,000	146,380	—	(1,620)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	KRW	262,709	227,000	227,675	675	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	KRW	257,298	224,000	222,985	—	(1,015)
Expiring 09/15/21	Standard Chartered	KRW	322,335	281,000	279,349	—	(1,651)
Expiring 09/15/21	Standard Chartered	KRW	198,146	173,000	171,721	—	(1,279)
Thai Baht,
Expiring 09/15/21	Goldman Sachs International	THB	16,922	541,867	514,744	—	(27,123)
Expiring 09/15/21	Goldman Sachs International	THB	4,534	141,000	137,905	—	(3,095)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 09/15/21	Morgan Stanley & Co. International PLC	THB	25,591	$819,326	$778,419	$—	$(40,907)
Expiring 09/15/21	Standard Chartered	THB	4,746	147,000	144,366	—	(2,634)
				$27,585,183	$27,350,473	74,578	(309,288)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	AUD	224	$165,415	$164,443	$972	$—
Brazilian Real,
Expiring 08/03/21	Bank of America, N.A.	BRL	367	73,000	70,379	2,621	—
Expiring 08/03/21	Bank of America, N.A.	BRL	342	68,000	65,639	2,361	—
Expiring 08/03/21	Citibank, N.A.	BRL	934	180,000	179,334	666	—
Expiring 08/03/21	Citibank, N.A.	BRL	491	97,750	94,244	3,506	—
Expiring 08/03/21	Citibank, N.A.	BRL	363	72,250	69,674	2,576	—
Expiring 08/03/21	Morgan Stanley & Co. International PLC	BRL	926	178,812	177,790	1,022	—
Expiring 08/03/21	Morgan Stanley & Co. International PLC	BRL	882	173,000	169,215	3,785	—
Expiring 08/03/21	UBS AG	BRL	398	75,000	76,367	—	(1,367)
British Pound,
Expiring 10/19/21	BNP Paribas S.A.	GBP	113	156,530	157,022	—	(492)
Chilean Peso,
Expiring 09/15/21	BNP Paribas S.A.	CLP	335,414	468,370	441,385	26,985	—
Expiring 09/15/21	BNP Paribas S.A.	CLP	120,465	167,000	158,526	8,474	—
Expiring 09/15/21	Citibank, N.A.	CLP	125,370	170,000	164,980	5,020	—
Expiring 09/15/21	Citibank, N.A.	CLP	118,843	165,000	156,391	8,609	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	CLP	359,776	502,351	473,445	28,906	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	CLP	35,777	46,982	47,080	—	(98)
Chinese Renminbi,
Expiring 08/18/21	Credit Suisse International	CNH	2,430	379,000	375,280	3,720	—
Expiring 08/18/21	Credit Suisse International	CNH	2,333	364,000	360,357	3,643	—
Expiring 08/18/21	HSBC Bank PLC	CNH	1,375	214,000	212,364	1,636	—
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	1,354	211,000	209,101	1,899	—

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso,
Expiring 09/15/21	BNP Paribas S.A.	COP	933,799	$246,000	$240,191	$5,809	$—
Expiring 09/15/21	Citibank, N.A.	COP	287,934	76,000	74,062	1,938	—
Expiring 09/15/21	Citibank, N.A.	COP	282,197	75,000	72,587	2,413	—
Expiring 09/15/21	Goldman Sachs International	COP	416,639	111,000	107,168	3,832	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	COP	426,907	112,000	109,809	2,191	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	COP	305,042	78,000	78,463	—	(463)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	COP	303,030	79,000	77,945	1,055	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	COP	301,470	78,000	77,544	456	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	COP	274,500	72,000	70,607	1,393	—
Czech Koruna,
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CZK	3,750	173,000	174,215	—	(1,215)
Euro,
Expiring 10/19/21	BNP Paribas S.A.	EUR	5,943	7,048,562	7,061,486	—	(12,924)
Expiring 10/19/21	HSBC Bank PLC	EUR	4,056	4,822,842	4,818,537	4,305	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	EUR	141	166,000	167,417	—	(1,417)
Expiring 10/19/21	UBS AG	EUR	186	218,925	220,814	—	(1,889)
Hungarian Forint,
Expiring 10/19/21	Barclays Bank PLC	HUF	218,935	728,889	722,691	6,198	—
Expiring 10/19/21	Goldman Sachs International	HUF	58,240	193,000	192,246	754	—
Indian Rupee,
Expiring 09/15/21	HSBC Bank PLC	INR	17,425	231,000	233,056	—	(2,056)
Expiring 09/15/21	HSBC Bank PLC	INR	15,299	204,000	204,618	—	(618)
Expiring 09/15/21	HSBC Bank PLC	INR	10,624	141,000	142,100	—	(1,100)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	20,045	267,000	268,098	—	(1,098)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	13,897	185,000	185,872	—	(872)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	INR	16,940	227,000	226,567	433	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	INR	14,586	194,000	195,091	—	(1,091)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	INR	13,966	186,000	186,790	—	(790)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 09/15/21	Standard Chartered	INR	28,662	$380,000	$383,341	$—	$(3,341)
Expiring 09/15/21	Standard Chartered	INR	22,460	300,000	300,391	—	(391)
Expiring 09/15/21	UBS AG	INR	10,409	139,000	139,216	—	(216)
Indonesian Rupiah,
Expiring 09/15/21	BNP Paribas S.A.	IDR	2,937,173	201,000	202,387	—	(1,387)
Expiring 09/15/21	Credit Suisse International	IDR	1,620,522	111,000	111,663	—	(663)
Expiring 09/15/21	HSBC Bank PLC	IDR	4,822,359	335,000	332,287	2,713	—
Expiring 09/15/21	HSBC Bank PLC	IDR	4,810,375	334,000	331,461	2,539	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	IDR	1,680,725	115,000	115,811	—	(811)
Expiring 09/15/21	Standard Chartered	IDR	5,240,762	358,000	361,117	—	(3,117)
Israeli Shekel,
Expiring 09/17/21	Bank of America, N.A.	ILS	748	228,000	231,471	—	(3,471)
Expiring 09/17/21	Barclays Bank PLC	ILS	843	259,000	260,867	—	(1,867)
Expiring 09/17/21	Barclays Bank PLC	ILS	736	225,000	227,649	—	(2,649)
Expiring 09/17/21	Barclays Bank PLC	ILS	714	219,000	220,870	—	(1,870)
Expiring 09/17/21	Barclays Bank PLC	ILS	622	190,000	192,400	—	(2,400)
Expiring 09/17/21	Barclays Bank PLC	ILS	617	188,000	190,923	—	(2,923)
Expiring 09/17/21	Barclays Bank PLC	ILS	595	183,000	184,045	—	(1,045)
Expiring 09/17/21	Barclays Bank PLC	ILS	585	180,000	181,072	—	(1,072)
Expiring 09/17/21	Barclays Bank PLC	ILS	486	149,000	150,268	—	(1,268)
Expiring 09/17/21	Citibank, N.A.	ILS	756	231,000	233,866	—	(2,866)
Expiring 09/17/21	Citibank, N.A.	ILS	720	222,000	222,751	—	(751)
Expiring 09/17/21	Citibank, N.A.	ILS	565	172,000	174,716	—	(2,716)
Japanese Yen,
Expiring 10/19/21	Barclays Bank PLC	JPY	53,486	484,699	487,860	—	(3,161)
Mexican Peso,
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	3,494	173,000	174,421	—	(1,421)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	3,331	165,000	166,256	—	(1,256)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	MXN	3,479	170,000	173,683	—	(3,683)
New Taiwanese Dollar,
Expiring 09/15/21	Barclays Bank PLC	TWD	2,194	80,000	78,620	1,380	—
Expiring 09/15/21	Goldman Sachs International	TWD	9,485	346,126	339,932	6,194	—
Peruvian Nuevo Sol,
Expiring 09/15/21	Citibank, N.A.	PEN	573	146,000	141,086	4,914	—
Expiring 09/15/21	Citibank, N.A.	PEN	412	105,000	101,513	3,487	—
Expiring 09/15/21	Goldman Sachs International	PEN	1,197	316,734	294,789	21,945	—

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 09/15/21	Goldman Sachs International	PEN	578	$149,000	$142,375	$6,625	$—
Expiring 09/15/21	Goldman Sachs International	PEN	448	114,000	110,252	3,748	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	PEN	632	161,926	155,571	6,355	—
Philippine Peso,
Expiring 09/15/21	HSBC Bank PLC	PHP	11,709	231,000	233,737	—	(2,737)
Expiring 09/15/21	Standard Chartered	PHP	12,769	261,000	254,892	6,108	—
Expiring 09/15/21	Standard Chartered	PHP	12,495	253,000	249,425	3,575	—
Polish Zloty,
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	PLN	680	176,000	176,658	—	(658)
Expiring 10/19/21	Morgan Stanley & Co. International PLC	PLN	1,111	285,000	288,416	—	(3,416)
Russian Ruble,
Expiring 09/15/21	Barclays Bank PLC	RUB	12,618	170,000	171,318	—	(1,318)
Expiring 09/15/21	Barclays Bank PLC	RUB	8,317	112,000	112,922	—	(922)
Expiring 09/15/21	Goldman Sachs International	RUB	12,184	164,500	165,437	—	(937)
Expiring 09/15/21	Goldman Sachs International	RUB	8,367	113,000	113,603	—	(603)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	37,150	500,000	504,413	—	(4,413)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	12,511	170,000	169,876	124	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	12,434	170,000	168,831	1,169	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	10,233	140,000	138,948	1,052	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	9,111	123,000	123,701	—	(701)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	8,696	115,000	118,074	—	(3,074)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	8,136	111,000	110,465	535	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	10,818	146,000	146,878	—	(878)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	8,132	110,000	110,409	—	(409)
Singapore Dollar,
Expiring 09/15/21	BNP Paribas S.A.	SGD	261	192,000	192,462	—	(462)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 09/15/21	Credit Suisse International	SGD	282	$207,000	$207,775	$—	$(775)
Expiring 09/15/21	Goldman Sachs International	SGD	351	259,000	258,767	233	—
Expiring 09/15/21	Goldman Sachs International	SGD	348	259,000	257,103	1,897	—
Expiring 09/15/21	HSBC Bank PLC	SGD	358	264,000	264,246	—	(246)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SGD	296	220,000	218,147	1,853	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	SGD	248	183,000	182,813	187	—
Expiring 09/15/21	The Toronto-Dominion Bank	SGD	134	100,867	98,671	2,196	—
Expiring 09/15/21	UBS AG	SGD	435	323,000	321,281	1,719	—
Expiring 09/15/21	UBS AG	SGD	414	306,000	305,299	701	—
Expiring 09/15/21	UBS AG	SGD	246	182,000	181,864	136	—
South African Rand,
Expiring 09/15/21	Bank of America, N.A.	ZAR	1,616	110,000	109,648	352	—
Expiring 09/15/21	Barclays Bank PLC	ZAR	2,036	138,000	138,132	—	(132)
Expiring 09/15/21	Barclays Bank PLC	ZAR	1,130	76,000	76,702	—	(702)
Expiring 09/15/21	Barclays Bank PLC	ZAR	1,107	75,000	75,134	—	(134)
Expiring 09/15/21	Citibank, N.A.	ZAR	11,541	840,741	783,043	57,698	—
Expiring 09/15/21	Citibank, N.A.	ZAR	10,060	735,439	682,543	52,896	—
Expiring 09/15/21	Goldman Sachs International	ZAR	1,091	75,000	74,055	945	—
Expiring 09/15/21	Goldman Sachs International	ZAR	949	66,000	64,403	1,597	—
Expiring 09/15/21	HSBC Bank PLC	ZAR	2,455	170,000	166,553	3,447	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	2,036	138,000	138,143	—	(143)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	1,086	74,000	73,713	287	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	ZAR	2,020	138,000	137,039	961	—
Expiring 09/15/21	The Toronto-Dominion Bank	ZAR	8,502	609,918	576,837	33,081	—
South Korean Won,
Expiring 09/15/21	Goldman Sachs International	KRW	168,323	151,000	145,876	5,124	—
Expiring 09/15/21	HSBC Bank PLC	KRW	560,262	502,000	485,547	16,453	—
Expiring 09/15/21	Standard Chartered	KRW	308,511	272,000	267,368	4,632	—
Thai Baht,
Expiring 09/15/21	Citibank, N.A.	THB	6,177	188,000	187,894	106	—

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 09/15/21	Citibank, N.A.	THB	5,312	$170,000	$161,570	$8,430	$—
Expiring 09/15/21	HSBC Bank PLC	THB	8,749	266,000	266,117	—	(117)
Expiring 09/15/21	HSBC Bank PLC	THB	8,471	259,000	257,666	1,334	—
Expiring 09/15/21	HSBC Bank PLC	THB	7,707	245,000	234,425	10,575	—
Expiring 09/15/21	HSBC Bank PLC	THB	4,216	135,000	128,243	6,757	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	8,078	259,000	245,709	13,291	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	5,665	181,000	172,306	8,694	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	4,906	149,000	149,220	—	(220)
Expiring 09/15/21	Standard Chartered	THB	4,686	150,000	142,549	7,451	—
Expiring 09/15/21	UBS AG	THB	4,438	142,000	135,000	7,000	—
				$39,132,628	$38,767,786	459,674	(94,832)
						$534,252	$(404,120)
Cross currency exchange contracts outstanding at July 31, 2021:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/19/21	Buy	HUF	42,070	EUR	117	$—	$(141)	Citibank, N.A.
Interest rate swap agreements outstanding at July 31, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
CNH	2,200	05/11/25	1.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$(2)	$(7,011)	$(7,009)
CNH	2,200	05/29/25	2.020%(Q)	7 Day China Fixing Repo Rates(2)(Q)	4	(5,580)	(5,584)
CNH	7,600	07/24/25	2.525%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(4,038)	2,526	6,564

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	7,300	07/15/26	2.570%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$(11)	$2,922	$2,933
MXN	29,840	04/28/27	5.930%(M)	28 Day Mexican Interbank Rate(2)(M)	36,010	(40,421)	(76,431)
					$31,963	$(47,564)	$(79,527)

(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.
Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).